Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments

Shares			March 31, 2024 Fair Value
	Common Stock – 101.38%
	United States – 67.44%
	Aerospace / Defense – 1.26%
25,936	TransDigm Group, Inc.*		$31,942,778
	Applications Software – 4.77%
183,604	Elastic NV*		18,404,465
229,816	Microsoft Corp.	(a)	96,688,188
147,965	Smartsheet, Inc., Class A*		5,696,652
			120,789,305
	Building Products - Cement / Aggregate – 2.88%
68,847	Martin Marietta Materials, Inc.	(a)	42,267,927
112,575	Vulcan Materials Co.	(a)	30,723,969
			72,991,896
	Coatings / Paint – 0.61%
44,435	The Sherwin-Williams Co.		15,433,608
	Commercial Services – 0.23%
8,312	Cintas Corp.	(a)	5,710,593
	Commercial Services - Finance – 1.31%
212,891	Block, Inc.*		18,006,321
817,942	Marqeta, Inc., Class A*		4,874,934
24,266	S&P Global, Inc.	(a)	10,323,970
			33,205,225
	Communications Software – 1.88%
217,654	RingCentral, Inc., Class A*		7,561,300
612,780	Zoom Video Communications, Inc., Class A*		40,057,429
			47,618,729
	Computer Aided Design –4.69%
215,870	Cadence Design Systems, Inc.*	(a)	67,196,014
90,305	Synopsys, Inc.*	(a)	51,609,307
			118,805,321
	Computer Software – 0.03%
14,281	Dynatrace, Inc.*		663,210
	Computers – 3.38%
750,369	Dell Technologies, Inc., Class C		85,624,607
	E-Commerce / Products – 6.85%
961,804	Amazon.com, Inc.*	(a)	173,490,205
	E-Commerce / Services – 2.89%
162,422	Expedia Group, Inc.*		22,373,631
660,560	Uber Technologies, Inc.*		50,856,514
			73,230,145
	Electric - Generation – 1.08%
148,619	Constellation Energy Corp.		27,472,222
	Electronic Components - Semiconductors – 2.54%
325,301	Analog Devices, Inc.	(a)	64,341,285

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			March 31, 2024 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Energy - Alternate Sources – 0.09%
1,043,126	Stem, Inc.*	(a)	$2,284,446
	Enterprise Software / Services – 1.42%
306,953	SS&C Technologies Holdings, Inc.		19,758,564
717,286	UiPath, Inc., Class A*		16,260,874
			36,019,438
	Finance - Credit Card – 4.19%
105,155	Mastercard, Inc., Class A	(a)	50,639,493
198,835	Visa, Inc., Class A		55,490,872
			106,130,365
	Finance - Other Services – 1.35%
248,414	Intercontinental Exchange, Inc.	(a)	34,139,536
	Independent Power Producer – 0.50%
183,502	Vistra Corp.		12,780,914
	Internet Content - Entertainment – 8.45%
440,849	Meta Platforms, Inc., Class A	(a)	214,067,457
	Medical - Biomedical / Genetics – 2.67%
460,936	Akero Therapeutics, Inc.*		11,643,243
585,573	BioCryst Pharmaceuticals, Inc.*		2,974,711
113,943	Blueprint Medicines Corp.*		10,808,633
71,682	Cabaletta Bio, Inc.*		1,222,895
392,210	Caribou Biosciences, Inc.*		2,015,959
228,889	Keros Therapeutics, Inc.*		15,152,452
65,847	Sarepta Therapeutics, Inc.*		8,524,553
324,358	Ultragenyx Pharmaceutical, Inc.*		15,144,275
			67,486,721
	Medical - Drugs – 0.31%
531,690	ORIC Pharmaceuticals, Inc.*		7,310,738
329,949	PMV Pharmaceuticals, Inc.*		560,913
			7,871,651
	Private Equity – 0.65%
349,239	The Carlyle Group, Inc.	(a)	16,382,801
	REITs - Diversified – 2.39%
62,077	American Tower Corp.		12,265,795
58,504	Equinix, Inc.		48,285,106
			60,550,901
	Retail - Apparel / Shoes – 1.35%
232,977	Ross Stores, Inc.	(a)	34,191,705
	Retail - Building Products – 0.64%
63,338	Lowe’s Cos., Inc.		16,134,089

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			March 31, 2024 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Major Department Stores – 2.71%
676,588	The TJX Cos., Inc.	(a)	$68,619,555
	Retail - Restaurants – 1.36%
8,085	Chipotle Mexican Grill, Inc.*	(a)	23,501,236
79,479	Yum! Brands, Inc.		11,019,763
			34,520,999
	Semiconductor Equipment – 4.96%
99,311	KLA Corp.	(a)	69,375,685
40,184	Lam Research Corp.	(a)	39,041,569
152,104	Teradyne, Inc.	(a)	17,161,894
			125,579,148
	Total United States (Cost $846,209,458)		$1,708,078,855

	Brazil – 0.42%
	Finance - Investment Banker / Broker – 0.42%
412,779	XP, Inc., Class A	(a)	10,591,909
	Total Brazil (Cost $10,361,932)		$10,591,909

	China – 7.16%
	Auto - Cars / Light Trucks – 0.76%
746,000	BYD Co., Ltd., Class H*		19,216,069
	E-Commerce / Products – 0.99%
911,417	JD.com, Inc., Class A - Sponsored ADR		24,963,712
	Enterprise Software / Services – 0.07%
6,004,447	Ming Yuan Cloud Group Holdings, Ltd.		1,871,966
	Entertainment Software – 0.45%
110,609	NetEase, Inc. - Sponsored ADR	(a)	11,444,713
	Internet Content - Information / Network – 0.96%
1,957,300	Meituan, Class B*		24,208,503
	Real Estate Management / Services – 0.75%
1,393,919	KE Holdings, Inc. - Sponsored ADR		19,138,508
	Schools – 0.86%
251,777	New Oriental Education & Technology Group, Inc. - Sponsored ADR*		21,859,279
	Transport Services– 0.96%
3,330,007	Full Truck Alliance Co., Ltd. - Sponsored ADR		24,209,151
	Web Portals / ISP – 1.36%
326,856	Baidu, Inc. - Sponsored ADR*		34,411,400
	Total China (Cost $200,501,292)		$181,323,301

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares		March 31, 2024 Fair Value
	Common Stock – (continued)
	France – 9.24%
	Aerospace / Defense - Equipment – 9.09%
578,944	Airbus SE	$106,744,305
543,812	Safran SA	123,365,927
		230,110,232
	Textile - Apparel– 0.15%
4,307	LVMH Moet Hennessy Louis Vuitton SE	3,878,006
	Total France (Cost $135,664,973)	$233,988,238

	Germany – 1.85%
	Aerospace / Defense – 1.08%
107,039	MTU Aero Engines AG	27,189,619
	Athletic Footwear – 0.77%
87,415	adidas AG	19,542,497
	Total Germany (Cost $39,056,715)	$46,732,116

	Hong Kong – 0.74%
	Casino Hotels – 0.74%
3,743,000	Galaxy Entertainment Group, Ltd.	18,795,226
	Total Hong Kong (Cost $22,504,387)	$18,795,226

	Japan – 2.99%
	Audio / Video Products – 2.51%
740,000	Sony Group Corp.	63,490,040
	Web Portals / ISP – 0.48%
4,731,903	LY Corp.	12,118,574
	Total Japan (Cost $64,120,093)	$75,608,614

	Netherlands – 2.10%
	Semiconductor Equipment – 2.10%
54,819	ASML Holding NV	53,200,195
	Total Netherlands (Cost $31,852,604)	$53,200,195

	Taiwan – 7.39%
	Semiconductor Components - Integrated Circuits – 7.39%
1,376,187	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	187,230,241
	Total Taiwan (Cost $146,798,194)	$187,230,241

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (concluded)

Shares			March 31, 2024 Fair Value
	Common Stock – (continued)
	Uruguay – 2.05%
	Commercial Services - Finance – 0.31%
535,990	Dlocal, Ltd.*		$7,879,053
	E-Commerce / Services – 1.74%
29,156	MercadoLibre, Inc.*	(a)	44,082,706
	Total Uruguay (Cost $33,749,132)		$51,961,759
	Total Common Stock (Cost $1,530,818,780)		$2,567,510,454
	Total Investments in Securities (Cost $1,530,818,780) – 101.38%		$2,567,510,454
	Total Purchased Options ( Cost $361,230,660) - 12.29%		311,320,053
	Total Securities Sold, Not Yet Purchased (Proceeds $1,220,544,153) - (47.83)%		(1,211,307,390)
	Other Assets, in Excess of Liabilities – 34.16%**		865,047,763
	Members’ Capital – 100.00%		$2,532,570,880

(a)	Partially or wholly held in a pledge account by the Custodian, the assets of which are pledged as collateral for securities sold, not yet purchased.
*	Non-income producing security
**	Includes $115,719,691 invested in U.S. Dollar Cash Reserve Account held by the Custodian, which is 4.57% of Members’ Capital, and foreign currency with a U.S. Dollar value of $6,402 held in a Foreign Cash Account with the Custodian which is 0.00%*** of Members’ Capital. $97,181,866 of those amounts are held as restricted cash and are in a segregated account with the Custodian, primarily as collateral for swap contracts, in each case as at March 31, 2024.
***	Less than 0.01%
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2024 Fair Value
			Purchased Options – 12.29%
			Equity Options – 12.23%
			Equity Call Options – 9.19%
			United States – 8.68%
			Applications Software - 1.09%
$193,534,000	5,093	5/17/2024 $380	Microsoft Corp.	$22,714,780
28,380,000	430	5/17/2024 $660	ServiceNow, Inc.	4,828,900
				27,543,680
			Auto - Cars / Light Trucks - 0.14%
122,620,000	6,131	5/17/2024 $200	Tesla, Inc.	3,555,980
			Casino Hotels - 0.45%
33,795,000	7,510	6/21/2024 $45	Las Vegas Sands Corp.	5,369,650
38,394,000	4,266	6/21/2024 $90	Wynn Resorts, Ltd.	6,164,370
				11,534,020
			E-Commerce / Products - 2.02%
326,448,000	20,403	6/21/2024 $160	Amazon.com, Inc.	51,211,530
			E-Commerce / Services - 0.78%
39,040,000	122	6/21/2024 $3,200	Booking Holdings, Inc.	6,002,400
73,680,000	6,140	6/21/2024 $120	DoorDash, Inc., Class A	13,569,400
				19,571,800
			Electronic Component - Semiconductor - 2.56%
45,736,000	11,434	5/17/2024 $40	Intel Corp.	6,002,850
475,640,000	5,405	6/21/2024 $880	NVIDIA Corp.	58,698,300
				64,701,150
			Hotels & Motels - 0.43%
39,664,000	2,144	6/21/2024 $185	Hilton Worldwide Holdings, Inc.	6,646,400
37,858,000	1,646	6/21/2024 $230	Marriott International, Inc. of Maryland, Class A	4,345,440
				10,991,840
			Internet Content - Entertainment - 1.21%
275,884,500	5,933	5/17/2024 $465	Meta Platforms, Inc., Class A	26,134,865
40,470,000	710	6/21/2024 $570	Netflix, Inc.	4,639,850
				30,774,715
			Total United States (Cost $250,007,929)	$219,884,715

			Sweden - 0.22%
			Internet Content - Entertainment - 0.22%
16,000,000	800	6/21/2024 $200	Spotify Technology SA	5,448,000
			Total Sweden (Cost $4,162,422)	$5,448,000

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (concluded)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2024 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			Taiwan - 0.29%
			Semiconductor Components - Integrated
			Circuits - 0.29%
$122,094,000	8,721	6/21/2024 $140	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	$7,412,850
			Total Taiwan (Cost $16,984,717)	$7,412,850
			Total Equity Call Options (Cost $271,155,068)	$232,745,565

			Equity Put Options - 3.04%
			United States - 3.04%
			Communications Software - 0.40%
55,616,000	6,952	6/21/2024 $80	Zoom Video Communications, Inc., Class A	10,254,200
			Growth & Income - Large Cap - 0.72%
770,868,000	16,758	12/20/2024 $460	SPDR S&P 500 ETF Trust	12,367,404
323,407,000	6,881	12/20/2024 $470	SPDR S&P 500 ETF Trust	5,883,255
				18,250,659
			Sector Fund - Technology - 1.92%
1,013,805,000	25,995	12/20/2024 $390	Invesco QQQ Trust Series 1	24,721,245
903,286,000	22,868	12/20/2024 $395	Invesco QQQ Trust Series 1	23,691,248
				48,412,493
			Total United States (Cost $86,042,482)	$76,917,352
			Total Equity Put Options (Cost $86,042,482)	$76,917,352
			Total Equity Options (Cost $357,197,550)	$309,662,917

			Currency Put Options - 0.06%
			United States - 0.06%
5,673,613	111,247,318	6/21/2024 $5.10	USD-BRL	1,586,516
12,671,521	166,730,539	6/21/2024 $7.60	USD-CNH	70,620
			Total United States (Cost $4,033,110)	$1,657,136
			Total Currency Put Options (Cost $4,033,110)	$1,657,136
			Total Purchased Options (Cost $361,230,660)	$311,320,053

ADR	American Depository Receipt
BRL	Brazilian Real
CNH	Chinese Renminbi Yuan
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipt
USD	United States Dollar

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased

Shares		March 31, 2024 Fair Value
	Securities Sold, Not Yet Purchased – 47.83%
	Common Stock – 47.83%
	United States – 41.66%
	Advertising Agencies – 0.48%
125,267	Omnicom Group, Inc.	$12,120,835
	Advertising Services – 0.34%
267,826	The Interpublic Group of Cos., Inc.	8,739,162
	Aerospace / Defense – 0.66%
86,110	The Boeing Co.*	16,618,369
	Apparel Manufacturers – 0.11%
496,660	Hanesbrands, Inc.*	2,880,628
	Applications Software – 0.15%
246,014	Asana, Inc., Class A*	3,810,757
	Auto - Cars / Light Trucks – 6.11%
1,264,107	Ford Motor Co.	16,787,341
784,573	Tesla, Inc.*	137,920,088
		154,707,429
	Broadcast Services / Programs – 0.20%
571,354	Warner Bros Discovery, Inc.*	4,987,920
	Cable / Satellite TV – 0.86%
74,765	Charter Communications, Inc., Class A*	21,728,952
	Cellular Telecommunications – 1.63%
252,242	T-Mobile US, Inc.	41,170,939
	Commercial Banks – 0.83%
95,404	Cathay General Bancorp	3,609,133
209,476	CVB Financial Corp.	3,737,052
111,147	East West Bancorp, Inc.	8,792,839
617,655	Valley National Bancorp	4,916,534
		21,055,558
	Commercial Services – 0.44%
116,249	CoStar Group, Inc.*	11,229,653
	Commercial Services - Finance – 0.93%
229,437	H&R Block, Inc.	11,267,651
185,810	PayPal Holdings, Inc.*	12,447,412
		23,715,063
	Computer Data Security – 1.02%
129,365	Fortinet, Inc.*	8,836,923
64,080	Qualys, Inc.*	10,693,029
62,070	Rapid7, Inc.*	3,043,913
65,695	Tenable Holdings, Inc.*	3,247,304
		25,821,169

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		March 31, 2024 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Services – 0.96%
250,881	Cognizant Technology Solutions Corp.	$18,387,069
21,321	EPAM Systems, Inc.*	5,888,007
		24,275,076
	Computer Software – 0.64%
72,357	Box, Inc., Class A*	2,049,150
279,086	C3.ai, Inc., Class A*	7,554,858
143,517	Dropbox, Inc., Class A*	3,487,463
79,449	Teradata Corp.*	3,072,293
		16,163,764
	Consulting Services – 0.80%
85,722	Verisk Analytics, Inc.	20,207,247
	Consumer Products - Miscellaneous – 0.39%
75,903	Kimberly-Clark Corp.	9,818,053
	E-Commerce / Products – 0.82%
304,263	Wayfair, Inc., Class A*	20,653,372
	Electric - Integrated – 0.20%
70,490	The Southern Co.	5,056,953
	Electronic Components - Semiconductors – 8.12%
180,864	GLOBALFOUNDRIES, Inc.*	9,424,823
338,407	Microchip Technology, Inc.	30,358,492
129,217	NVIDIA Corp.	116,755,312
73,965	ON Semiconductor Corp.*	5,440,126
239,847	Texas Instruments, Inc.	41,783,746
61,030	Wolfspeed, Inc.*	1,800,385
		205,562,884
	Finance - Credit Card – 0.16%
299,046	The Western Union Co.	4,180,663
	Food - Miscellaneous / Diversified – 2.32%
308,435	Campbell Soup Co.	13,709,936
111,113	Conagra Brands, Inc.	3,293,389
317,643	General Mills, Inc.	22,225,481
111,035	Kellanova	6,361,195
356,724	The Kraft Heinz Co.	13,163,116
		58,753,117
	Hotels & Motels – 0.76%
152,698	Choice Hotels International, Inc.	19,293,392
	Internet Content - Entertainment – 0.13%
281,729	Snap, Inc., Class A*	3,234,249

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		March 31, 2024 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Internet Security – 0.40%
35,732	Palo Alto Networks, Inc.*	$10,152,533
	Investment Management / Advisory Services – 1.27%
264,057	T. Rowe Price Group, Inc.	32,193,829
	Medical - Biomedical / Genetics – 0.52%
46,590	Amgen, Inc.	13,246,469
	Medical - Drugs – 0.95%
152,405	Bristol-Myers Squibb Co.	8,264,923
100,060	Johnson & Johnson	15,828,492
		24,093,415
	Private Equity – 0.86%
166,085	Blackstone, Inc.	21,818,587
	Real Estate Management / Services – 0.70%
152,580	Anywhere Real Estate, Inc.*	942,945
124,535	CBRE Group, Inc., Class A*	12,109,783
446,017	Cushman & Wakefield PLC*	4,665,338
		17,718,066
	REITs - Health Care – 0.25%
145,351	Ventas, Inc.	6,328,583
	REITs - Office Property – 2.18%
252,446	Boston Properties, Inc.	16,487,248
126,253	Brandywine Realty Trust	606,014
474,102	Douglas Emmett, Inc.	6,575,795
102,192	Hudson Pacific Properties, Inc.	659,138
160,790	Kilroy Realty Corp.	5,857,580
269,157	SL Green Realty Corp.	14,838,626
351,244	Vornado Realty Trust	10,105,290
		55,129,691
	REITs - Shopping Centers – 0.07%
84,433	Kimco Realty Corp.	1,655,731
	REITs - Storage – 1.68%
147,662	CubeSmart	6,677,276
124,092	Public Storage	35,994,125
		42,671,401
	REITs - Warehouse / Industrial – 0.23%
44,965	Prologis, Inc.	5,855,342
	Retail - Major Department Stores – 0.41%
514,882	Nordstrom, Inc.	10,436,658
	Retail - Miscellaneous / Diversified – 0.14%
278,261	Sally Beauty Holdings, Inc.*	3,456,002

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		March 31, 2024 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Regional Department Stores – 0.79%
408,790	Kohl’s Corp.	$11,916,228
411,520	Macy’s, Inc.	8,226,285
		20,142,513
	Retail - Restaurants – 0.09%
63,307	The Cheesecake Factory, Inc.	2,288,548
	Telephone - Integrated – 1.13%
530,351	AT&T, Inc.	9,334,178
457,988	Verizon Communications, Inc.	19,217,176
		28,551,354
	Transport - Services – 0.93%
308,813	CH Robinson Worldwide, Inc.	23,513,022
	Total United States (Proceeds $1,056,087,371)	$1,055,036,948

	Australia – 0.64%
	Enterprise Software / Services – 0.64%
82,432	Atlassian Corp., Class A*	16,083,308
	Total Australia (Proceeds $17,061,654)	$16,083,308

	Canada – 0.36%
	Medical - Drugs – 0.00%
7,070	Canopy Growth Corp.*	60,986
	Private Equity – 0.36%
219,352	Brookfield Corp.	9,184,268
	Total Canada (Proceeds $10,221,625)	$9,245,254

	China – 1.46%
	Auto - Cars / Light Trucks – 0.28%
1,232,857	NIO, Inc. - Sponsored ADR*	5,547,857
201,044	Xpeng, Inc. - Sponsored ADR*	1,544,018
		7,091,875
	Internet Content - Information / Network – 0.93%
2,007,000	Kuaishou Technology*	12,578,289
285,400	Tencent Holdings, Ltd.	11,078,397
		23,656,686
	Metal Processors & Fabrication – 0.01%
730,400	China Zhongwang Holdings, Ltd.*	156,785
	Retail - Drug Stores – 0.02%
305,400	Ping An Healthcare and Technology Co., Ltd.*	460,454
	Wireless Equipment – 0.22%
2,946,800	Xiaomi Corp., Class B*	5,625,180
	Total China (Proceeds $49,983,583)	$36,990,980

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		March 31, 2024 Fair Value
	Common Stock – (continued)
	France – 0.40%
	REITs - Regional Malls – 0.09%
85,473	Klepierre SA	$2,215,460
	REITs - Shopping Centers – 0.31%
97,193	Unibail-Rodamco-Westfield*	7,820,149
	Total France (Proceeds $6,060,399)	$10,035,609

	Germany – 0.21%
	Electronic Components - Semiconductors – 0.21%
157,870	Infineon Technologies AG	5,373,295
	Total Germany (Proceeds $5,703,159)	$5,373,295

	Hong Kong – 0.13%
	Electric - Integrated – 0.13%
578,500	Power Assets Holdings, Ltd.	3,385,354
	Total Hong Kong (Proceeds $3,940,158)	$3,385,354

	Ireland – 1.17%
	Computer Services – 1.17%
85,758	Accenture PLC, Class A	29,724,580
	Total Ireland (Proceeds $28,732,835)	$29,724,580

	Israel – 0.20%
	Auto / Truck Parts & Equipment - Original – 0.20%
156,933	Mobileye Global, Inc., Class A*	5,045,396
	Total Israel (Proceeds $5,035,070)	$5,045,396

	Japan – 0.47%
	Auto - Cars / Light Trucks – 0.47%
475,800	Toyota Motor Corp.	11,921,329
	Total Japan (Proceeds $8,867,351)	$11,921,329

	Switzerland – 0.67%
	Electronic Components - Semiconductors – 0.41%
236,903	STMicroelectronics NV	10,243,686
	Medical - Drugs – 0.26%
69,059	Novartis AG - Sponsored ADR	6,680,077
	Total Switzerland (Proceeds $15,960,585)	$16,923,763

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (concluded)

Shares		March 31, 2024 Fair Value
	Common Stock – (continued)
	Taiwan – 0.46%
	Semiconductor Components - Integrated
	Circuits – 0.46%
1,426,647	United Microelectronics Corp. - Sponsored ADR	$11,541,574
	Total Taiwan (Proceeds $12,890,363)	$11,541,574
	Total Common Stock (Proceeds $1,220,544,153)	$1,211,307,390
	Total Securities Sold, Not Yet Purchased (Proceeds $1,220,544,153)	$1,211,307,390

*	Non-income producing security
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts

Notional Amount	Maturity Date*		March 31, 2024 Unrealized Gain ***
	Swap Contracts - 3.32%
	Total Return Swap Contracts - Unrealized Gain - 5.11%
	United States – 4.65%
	Private Equity - 0.90%

$19,655,981	6/3/2024	The Carlyle Group, Inc.	$22,957,744

		Agreement with Morgan Stanley, dated 11/16/2017 to receive the total return of the shares of The Carlyle Group, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.

	Web Portals / ISP - 3.75%

63,342,557	6/3/2024	Alphabet, Inc., Class A	94,904,790

		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$117,862,534

	Japan - 0.18%
	Audio / Video Products - 0.18%

(9,745,536)	12/24/2024	Sharp Corp.	4,490,627

		Agreement with Morgan Stanley, dated 08/03/2012 to deliver the total return of the shares of Sharp Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment - 0.00%
(458,097)	12/24/2024	Konica Minolta, Inc.	88,214

		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$4,578,841

	Spain – 0.19%
	Building - Heavy Construction - 0.19%

5,453,251	1/4/2027	Cellnex Telecom SA	4,902,619

		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Spain		$4,902,619

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		March 31, 2023 Unrealized Gain ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	Sweden – 0.01%
	Auto - Cars / Light Trucks - 0.01%

$(2,043,242)	1/4/2027	Volvo Car AB, Class B	$132,008

		Agreement with Morgan Stanley, dated 10/24/2022 to deliver the total return of the shares of Volvo Car AB, Class B in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Sweden		$132,008

	United Kingdom – 0.08%
	Cosmetics & Toiletries - 0.03%

(14,406,160)	1/4/2027	Unilever PLC	735,318

		Agreement with Morgan Stanley, dated 12/23/2019 to deliver the total return of the shares of Unilever PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.

	Food - Retail - 0.05%

(2,980,126)	12/16/2026	Marks & Spencer Group PLC	1,142,230

		Agreement with Morgan Stanley, dated 02/16/2016 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$1,877,548
	Total Return Swap Contracts - Unrealized Gain****		$129,353,550

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		March 31, 2024 Unrealized Loss ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (1.79%)
	Australia - (0.06%)
	Commercial Banks - Non-US (0.06%)

$(7,908,498)	12/27/2024	Commonwealth Bank of Australia	$(1,421,196)

		Agreement with Morgan Stanley, dated 02/24/2016 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$(1,421,196)

	Brazil – (0.11%)
	Finance - Other Services - (0.11%)

20,365,724	2/3/2026	B3 SA-Brasil Bolsa Balcao	(2,897,584)

		Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA-Brasil Bolsa Balcao in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$(2,897,584)

	China – (0.04%)
	Applications Software - (0.04%)

6,360,598	7/16/2024	Glodon Co., Ltd., Class A	(1,038,496)

		Agreement with Morgan Stanley, dated 07/10/2020 to receive the total return of the shares of B3 SA-Brasil Bolsa Balcao in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.85%**.

	Total China		$(1,038,496)

	Japan – (1.31%)
	Office Automation & Equipment - (0.16%)

(17,181,868)	12/24/2024	Canon, Inc.	(3,262,528)

		Agreement with Morgan Stanley, dated 03/31/2020 to deliver the total return of the shares of Canon, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(7,876,382)	12/24/2024	Ricoh Co., Ltd.	(679,411)

		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
			(3,941,939)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		March 31, 2024 Unrealized Loss ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	Japan – (continued)
	Semiconductor Equipment - (1.15%)

$(28,668,398)	12/24/2024	Advantest Corp.	$(10,228,515)

		Agreement with Morgan Stanley, dated 08/26/2011 to deliver the total return of the shares of Advantest Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(23,875,999)	12/24/2024	Tokyo Electron, Ltd.	(19,016,039)

		Agreement with Morgan Stanley, dated 11/10/2020 to deliver the total return of the shares of Tokyo Electron, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

			(29,244,554)
	Total Japan		$(33,186,493)

	Taiwan – (0.20%)
	Electronic Components - Miscellaneous - (0.00%)
(2,157,364)	1/27/2027	AUO Corp.	(45,207)

		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AUO Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.88%**.

	Power Conversion / Supply Equipment - (0.07%)

15,700,769	1/27/2027	Delta Electronics, Inc.	(1,759,899)

		Agreement with Morgan Stanley, dated 06/14/2023 to receive the total return of the shares of Delta Electronics, Inc, in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.25%**.

	Semiconductor Components - Integrated Circuits - (0.13%)

(7,986,212)	1/27/2027	Novatek Microelectronics, Ltd.	(3,346,689)

		Agreement with Morgan Stanley, dated 07/19/2013 to deliver the total return of the shares of Novatek Microelectronics, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.90%**.

(816,219)	1/27/2027	United Microelectronics Corp.	(15,891)

		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.88%**.

			(3,362,580)
	Total Taiwan		$(5,167,686)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (concluded)

Notional Amount	Maturity Date*		March 31, 2024 Unrealized Loss ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	United Kingdom – (0.07%)
	Building - Maintenance & Service - (0.05%)

$4,056,175	12/16/2026	Rentokil Initial PLC	$(1,163,955)

		Agreement with Morgan Stanley, dated 07/12/2023 to receive the total return of the shares of Rentokil Initial PLC in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Retail - Apparel / Shoes - (0.02%)

(3,044,565)	12/16/2026	Next PLC	(413,277)

		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$(1,577,232)
	Total Return Swap Contracts - Unrealized Loss*****		$(45,288,687)
	Total Swap Contracts, net		$84,064,863

*	Per the terms of the executed swap agreement, no periodic payments were made. A single payment is made upon the maturity of each swap contract.
**	Financing rate is variable. Rate indicated is as of March 31, 2024.
***	The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.
****	Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.
*****	Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Company’s investments at fair value

Assets:
Valuation Inputs
Level 1 - Quoted Prices
Investments in Securities
Common Stock	$2,567,510,454
Equity Options	309,662,917
Level 2 - Other Significant
Observable Inputs
Total Return Swaps	129,353,550
Currency Options	1,657,136
Level 3 - Other Significant
Unobservable Inputs	-
Total	$3,008,184,057
Liabilities:
Valuation Inputs
Level 1 - Quoted Prices
Securities Sold, Not Yet Purchased
Common Stock	$1,211,307,390
Equity Options	-
Level 2 - Other Significant
Observable Inputs
Total Return Swaps	45,288,687
Currency Options	-
Level 3 - Other Significant
Unobservable Inputs	-
Total	$1,256,596,077

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